Warrants - Fair value measurements and valuation techniques (FY) (Details) - Warrant	Dec. 31, 2020 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability, measurement input	1.27
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability, measurement input	0.75
Expected remaining term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability, measurement input	5.75
Expected remaining term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability, measurement input	5.81
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability, measurement input	0.675
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative liability, measurement input	0.005